Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Jul. 31, 2021		Apr. 30, 2021		Oct. 31, 2020
Assets:
Precious metals		$ 759		$ 553		$ 1,181
Trading assets
Loans		6,793		6,532		8,352
Securities		133,575		137,116		108,331
Other		752		599		1,156
Derivative financial instruments
Derivative Financial Assets		41,904		40,573		45,065
Liabilities:
Deposits		794,386		756,661		750,838
Financial liabilities designated at fair value through profit or loss		21,961		20,406		18,899
Obligations related to securities sold short		43,276		41,768		31,902
Derivative financial instruments
Derivative Financial Liabilities		38,894		39,868		42,247
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	759		553		1,181
Trading assets
Assets	[1]	141,879		144,800		119,020
Investment securities
Investment securities		61,172	[2]	63,182	[2]	79,745	[3]
Derivative financial instruments
Derivative Financial Assets		41,904		40,573		45,065
Liabilities:
Deposits	[4]	176		135		73
Financial liabilities designated at fair value through profit or loss	[4]	21,961		20,406		18,899
Obligations related to securities sold short	[4]	43,276		41,768		31,902
Derivative financial instruments
Derivative Financial Liabilities	[4]	38,894		39,868		42,247
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans	[1]	6,793		6,532		8,352
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	12,983		15,128		13,036
Investment securities
Investment securities		8,183	[2]	11,978	[2]	16,828	[3]
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	8,540		10,313		9,320
Investment securities
Investment securities		8,239	[2]	9,746	[2]	17,547	[3]
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	6,678		10,754		5,182
Investment securities
Investment securities		9,797	[2]	10,075	[2]	13,229	[3]
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	10,108		12,133		12,645
Investment securities
Investment securities		29,861	[2]	27,000	[2]	27,922	[3]
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	12,099		11,467		10,588
Investment securities
Investment securities		1,341	[2]	1,111	[2]	1,138	[3]
Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities	[1]	216		164		121
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[1]	82,951		77,157		57,439
Investment securities
Investment securities		3,751	[2]	3,272	[2]	3,081	[3]
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[1],[5]	752		599		1,156
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		14,740		14,524		21,017
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		17,926		17,765		17,943
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,493		3,255		2,948
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		171		186		480
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		5,574		4,843		2,677
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	[4]	13,572		13,668		16,954
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	[4]	16,836		18,073		19,511
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	[4]	4,002		3,975		2,734
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	[4]	33		37		53
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	[4]	4,451		4,115		2,995
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets	[1]	106,828		108,855		81,921
Investment securities
Investment securities		25,686	[2]	22,924	[2]	30,071	[3]
Derivative financial instruments
Derivative Financial Assets		105		93		290
Liabilities:
Obligations related to securities sold short	[4]	36,225		34,414		25,584
Derivative financial instruments
Derivative Financial Liabilities	[4]	266		260		599
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	9,029		11,136		9,154
Investment securities
Investment securities		1,280	[2]	984	[2]	1,728	[3]
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Investment securities
Investment securities		108	[2]	102	[2]	93	[3]
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	6,678		10,754		5,182
Investment securities
Investment securities		7,070	[2]	7,068	[2]	11,930	[3]
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	7,486		9,153		9,230
Investment securities
Investment securities		14,433	[2]	12,422	[2]	14,101	[3]
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	2
Investment securities
Investment securities		437	[2]	293	[2]	265	[3]
Level 1 [member] | Recurring fair value measurement [member] | Income funds [Member] | IFRS9 [member]
Trading assets
Securities	[1]	216		164		121
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[1]	82,665		77,049		57,078
Investment securities
Investment securities		2,358	[2]	2,055	[2]	1,954	[3]
Level 1 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other	[1],[5]	752		599		1,156
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		105		93		290
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	[4]	266		260		599
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	759		553		1,181
Trading assets
Assets	[1]	35,047		35,869		37,081
Investment securities
Investment securities		34,296	[2]	39,189	[2]	48,764	[3]
Derivative financial instruments
Derivative Financial Assets		41,765		40,467		44,768
Liabilities:
Deposits	[4]	176		135		73
Financial liabilities designated at fair value through profit or loss	[4]	21,842		20,290		18,899
Obligations related to securities sold short	[4]	7,051		7,354		6,318
Derivative financial instruments
Derivative Financial Liabilities	[4]	38,559		39,533		41,629
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans	[1]	6,793		6,532		8,352
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	3,954		3,992		3,882
Investment securities
Investment securities		6,903	[2]	10,994	[2]	15,100	[3]
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	8,540		10,313		9,320
Investment securities
Investment securities		8,131	[2]	9,644	[2]	17,454	[3]
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Investment securities
Investment securities		2,727	[2]	3,007	[2]	1,299	[3]
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	2,622		2,980		3,415
Investment securities
Investment securities		15,409	[2]	14,556	[2]	13,798	[3]
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	12,093		11,463		10,570
Investment securities
Investment securities		875	[2]	792	[2]	850	[3]
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[1]	286		36		361
Investment securities
Investment securities		251	[2]	196	[2]	263	[3]
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		14,729		14,522		21,013
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		17,926		17,765		17,943
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,365		3,151		2,655
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		171		186		480
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		5,574		4,843		2,677
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	[4]	13,509		13,595		16,937
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	[4]	16,836		18,073		19,511
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	[4]	3,730		3,713		2,133
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	[4]	33		37		53
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	[4]	4,451		4,115		2,995
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets	[1]	4		76		18
Investment securities
Investment securities		1,190	[2]	1,069	[2]	910	[3]
Derivative financial instruments
Derivative Financial Assets		34		13		7
Liabilities:
Financial liabilities designated at fair value through profit or loss	[4]	119		116
Derivative financial instruments
Derivative Financial Liabilities	[4]	69		75		19
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Investment securities
Investment securities		19	[2]	22	[2]	23	[3]
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities	[1]	4		4		18
Investment securities
Investment securities		29	[2]	26	[2]	23	[3]
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities	[1]			72
Investment securities
Investment securities		1,142	[2]	1,021	[2]	864	[3]
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		11		2		4
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		23		11		3
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	[4]	63		73		17
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities	[4]	$ 6		$ 2		$ 2

[1]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
[2]	Excludes debt investment securities measured at amortized cost of $20,562 (April 30, 2021 – $21,925).
[3]	Excludes debt investment securities measured at amortized cost of $31,644.
[4]	These amounts represent embedded derivatives bifurcated from structured notes.
[5]	Represents energy related assets.